Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation [abstract]
Summary of changes in deferred tax

Changes in deferred tax
in EUR million 2024	Net liability (-) Net asset (+) opening balance	Change through equity	Change through net result	Exchange rate differences	Changes in the composition of the group and other changes	Net liability (-) Net asset (+) ending balance
Financial assets at FVOCI	64	70	-8			126
Financial assets and liabilities at FVPL	-1,461		441	12		-1,008
Depreciation	-13		-9			-22
Cash flow hedges	502	-138		-1		363
Pension and post-employment benefits	-33	6	1	-5	-1	-32
Other provisions	48		12	1	1	62
Loans and advances	475		-49			427
Unused tax losses carried forward	209		-128	3		85
Other	-154	-41	-9	-5	1	-208
Total	-362	-103	251	6		-208
Presented in the statement of financial position as:
– Deferred tax liabilities	-1,447					-1,209
– Deferred tax assets	1,085					1,001
	-362					-208

Changes in deferred tax
in EUR million 2023	Net liability (-) Net asset (+) opening balance	Change through equity	Change through net result	Exchange rate differences	Changes in the composition of the group and other changes	Net liability (-) Net asset (+) ending balance
Financial assets at FVOCI	81	-10	-3	-4		64
Financial assets and liabilities at FVPL	-2,739		1,264	13		-1,461
Depreciation	-13		-6	3	4	-13
Cash flow hedges	752	-251		1		502
Pension and post-employment benefits	-54	31	-7	-4		-33
Other provisions	59		-12	-3	4	48
Loans and advances	612	8	-140	-6	2	475
Unused tax losses carried forward	327		-128	11	-1	209
Other	-251	13	90	-2	-4	-154
Total	-1,227	-209	1,059	10	5	-362
Presented in the statement of financial position as:
– deferred tax liabilities	-2,652					-1,447
– deferred tax assets	1,425					1,085
	-1,227					-362

Summary of deferred tax in connection with unused tax losses carried forward

Deferred tax in connection with unused tax losses carried forward
in EUR million	2024	2023
Total unused tax losses carried forward	1,345	1,870
Unused tax losses carried forward not recognised as a deferred tax asset	951	815
Unused tax losses carried forward recognised as a deferred tax asset	394	1,055

Average tax rate	21.6%	19.9%
Deferred tax asset	85	209

Summary of total unused tax losses carried forward analysed by expiry terms

Total unused tax losses carried forward analysed by expiry terms
	No deferred tax asset recognised		Deferred tax asset recognised
in EUR million	2024	2023	2024	2023
Within 1 year
More than 1 year but less than 5 years	135	126	14	633
More than 5 years but less than 10 years	9	9	66	2
More than 10 years but less than 20 years
Unlimited	808	681	313	421
	951	815	394	1,055

Breakdown of certain net deferred tax asset positions by jurisdiction

Breakdown of certain net deferred tax asset positions by jurisdiction
in EUR million	2024	2023
Poland		244
Slovakia		1
China	9	2
Australia	1	1
Hong Kong	5	8
United States of America	1
Türkiye	40	41
Taiwan	10	11
	66	308

Summary of taxation by type

Taxation by type
	Netherlands			Rest of the world			Total
in EUR million	2024	2023	2022	2024	2023	2022	2024	2023	2022
Current taxation	454	601	498	1,977	2,121	1,510	2,432	2,722	2,008
Deferred taxation	65	-141	901	-315	-918	2,221	-251	-1,059	3,122
	519	460	1,399	1,662	1,202	3,731	2,181	1,662	5,130

Reconciliation of weighted average statutory income tax rate to effective income tax rate

Reconciliation of the weighted average statutory income tax rate to ING Group’s effective income tax rate
in EUR million	2024	2023	2022
Result before tax from continuing operations	7,772	6,037	17,358
Weighted average statutory tax rate	24.0%	22.7%	27.5%
Weighted average statutory tax amount	1,864	1,371	4,770

Permanent differences affecting current tax
Participation exemption	-87	-43	-64
Other income not subject to tax	-64	-68	-40
Expenses not deductible for tax purposes	424	398	403
Current tax from previously unrecognised amounts	-1	1	10
State and local taxes	77	99	68
Adjustments to prior periods	-34	-72	-29
Differences affecting deferred tax
Impact on deferred tax from change in tax rates	-1	2	5
Deferred tax benefit from previously unrecognised amounts	-1	-30	-3
Write-off/reversal of deferred tax assets	4	4	10
Effective tax amount	2,181	1,662	5,130

Effective tax rate	28.1%	27.5%	29.6%

Summary of income tax related to other comprehensive income

Income tax related to components of other comprehensive income
in EUR million	2024	2023	2022
Unrealised revaluations of financial assets at fair value through other comprehensive income and other revaluations	99	-7	142
Realised gains/losses transferred to the statement of profit or loss (reclassifications from equity to profit or loss)	-29	-3	8
Changes in cash flow hedge reserve	-138	-251	875
Remeasurement of the net defined benefit asset/liability	6	31	6
Changes in fair value of own credit risk of financial liabilities at fair value through profit or loss	5	2	19
Exchange rate differences and other	-46	19	-141
Total income tax related to components of other comprehensive income	-103	-209	910